Fair Value Measurements	12 Months Ended
Mar. 31, 2015
Fair Value Measurements

2. Fair Value Measurements

The Company and its subsidiaries adopted ASC 820 (“Fair Value Measurement”). This Codification Section defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

This Codification Section classifies and prioritizes inputs used in valuation techniques to measure fair value into the following three levels:

Level 1—Inputs of quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2—Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.

Level 3—Unobservable inputs for the assets or liabilities.

This Codification Section differentiates between those assets and liabilities required to be carried at fair value at every reporting period (“recurring”) and those assets and liabilities that are only required to be adjusted to fair value under certain circumstances (“nonrecurring”). The Company and its subsidiaries mainly measure certain loans held for sale, trading securities, available-for-sale securities, certain investment funds, derivatives, certain reinsurance recoverables, certain contingent consideration, and variable annuity and variable life insurance contracts at fair value on a recurring basis.

The following table presents recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2014 and 2015:

	March 31, 2014
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥12,631	¥0	¥12,631	¥0
Trading securities	16,079	275	15,804	0
Available-for-sale securities	881,493	230,505	566,987	84,001
Japanese and foreign government bond securities	360,360	114,989	245,371	0
Japanese prefectural and foreign municipal bond securities	96,697	0	96,697	0
Corporate debt securities	201,386	0	200,725	661
Specified bonds issued by SPEs in Japan	6,772	0	0	6,772
CMBS and RMBS in the Americas	17,833	0	0	17,833
Other asset- backed securities	47,798	0	613	47,185
Other debt securities	11,550	0	0	11,550
Equity securities*2	139,097	115,516	23,581	0
Other securities	6,317	0	0	6,317
Investment funds*3	6,317	0	0	6,317
Derivative assets	12,651	8	10,157	2,486
Interest rate swap agreements	2,528	0	2,528	0
Options written and other	5,486	0	3,000	2,486
Futures, foreign exchange contracts	1,074	8	1,066	0
Foreign currency swap agreements	3,534	0	3,534	0
Credit derivatives written	29	0	29	0
Netting*4	(214)	0	0	0
Net derivative assets	12,437	0	0	0

	¥929,171	¥230,788	¥605,579	¥92,804

Liabilities:
Derivative liabilities	¥16,860	¥28	¥16,832	¥0
Interest rate swap agreements	634	0	634	0
Options written and other	3,605	0	3,605	0
Futures, foreign exchange contracts	5,180	28	5,152	0
Foreign currency swap agreements	7,176	0	7,176	0
Credit derivatives held	265	0	265	0
Netting*4	(214)	0	0	0
Net derivative Liabilities	16,646	0	0	0
Accounts payable	2,833	0	0	2,833
Contingent consideration	2,833	0	0	2,833

	¥19,693	¥28	¥16,832	¥2,833

	March 31, 2015
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥15,361	¥0	¥15,361	¥0
Trading securities	1,190,131	50,902	1,139,229	0
Available-for-sale securities	1,356,840	130,519	1,129,270	97,051
Japanese and foreign government bond securities	527,592	0	527,592	0
Japanese prefectural and foreign municipal bond securities	161,477	0	161,477	0
Corporate debt securities	287,613	0	287,613	0
Specified bonds issued by SPEs in Japan	7,280	0	0	7,280
CMBS and RMBS in the Americas	69,976	0	47,318	22,658
Other asset- backed securities	145,970	0	81,718	64,252
Other debt securities	2,000	0	0	2,000
Equity securities*2	154,932	130,519	23,552	861
Other securities	8,723	0	0	8,723
Investment funds*3	8,723	0	0	8,723
Derivative assets	25,123	6	13,247	11,870
Interest rate swap agreements	890	0	890	0
Options held/written and other	12,103	0	233	11,870
Futures, foreign exchange contracts	5,719	6	5,713	0
Foreign currency swap agreements	6,411	0	6,411	0
Netting*4	(2,858)	0	0	0
Net derivative assets	22,265	0	0	0
Other assets	36,038	0	0	36,038
Reinsurance recoverables*5	36,038	0	0	36,038

	¥2,632,216	¥181,427	¥2,297,107	¥153,682

Liabilities:
Derivative liabilities	¥29,619	¥762	¥28,857	¥0
Interest rate swap agreements	1,221	0	1,221	0
Options written and other	6,177	0	6,177	0
Futures, foreign exchange contracts	12,268	762	11,506	0
Foreign currency swap agreements	9,788	0	9,788	0
Credit derivatives held	165	0	165	0
Netting*4	(2,858)	0	0	0
Net derivative Liabilities	26,761	0	0	0
Accounts Payable	5,533	0	0	5,533
Contingent consideration	5,533	0	0	5,533
Policy Liabilities and Policy Account Balances	1,254,483	0	0	1,254,483
Variable annuity and variable life insurance contracts*6	1,254,483	0	0	1,254,483

	¥1,289,635	¥762	¥28,857	¥1,260,016

*1

A subsidiary elected the fair value option under ASC 825 (“Financial Instruments”) on the loans held for sale originated on or after October 1, 2011. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”) or institutional investors. Included in “Other (income) and expense, net” in the consolidated statements of income were losses from the change in the fair value of the loans of ¥628 million for the fiscal year ended March 31, 2013, gains from the change in the fair value of the loans of ¥116 million and ¥246 million for the fiscal year ended March 31, 2014 and 2015. No gains or losses were recognized in earnings during the fiscal years ended March 31, 2013, 2014 and 2015 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loan held for sale at March 31, 2014, were ¥12,024 million and ¥12,631 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥607 million. The amounts of aggregate unpaid principal balance and aggregate fair value at March 31, 2015, were ¥14,431 million and ¥15,361 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥930 million. As of March 31, 2014 and 2015, there were no loans that were 90 days or more past due, in non-accrual status, or both.

*2	A subsidiary that became a consolidated subsidiary of the Company during fiscal 2014 elected the fair value option under ASC 825 (“Financial Instruments”) for investments in equity securities included in available-for-sale securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains from the change in the fair value of those investments of ¥333 million and ¥1,070 million for the fiscal years ended March 31, 2014 and 2015. The amount of aggregate fair value elected the fair value option was ¥5,116 million and ¥8,168 million as of March 31, 2014 and 2015, respectively.
*3	Certain subsidiaries elected the fair value option under ASC 825 (“Financial Instruments”) for investments in some funds. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains from the change in the fair value of those investments of ¥670 million, ¥1,412 million ,and ¥1,301 million for the fiscal years ended March 31, 2013, 2014, and 2015. The amounts of aggregate fair value were ¥6,317 million and ¥8,723 million as of March 31, 2014 and 2015, respectively.
*4	It represents the amount offset under counterparty netting of derivative assets and liabilities.
*5	Certain subsidiaries elected the fair value option under ASC 825 (“Financial Instruments”) for certain reinsurance recoverables held by the subsidiary acquired during the three months ended September 30, 2014. The fair value of the reinsurance recoverables elected for the fair value option in other assets was ¥36,038 million as of March 31, 2015. For the effect of changes in the fair value of those reinsurance recoverables on earnings for the fiscal year ended March 31, 2015, see Note 23 “Life Insurance Operations.”
*6	A subsidiary elected the fair value option under ASC 825 (“Financial Instruments”) for the entire variable annuity and variable life insurance contracts held by a subsidiary acquired during the three months ended September 30, 2014 in order to match the earnings recognized for the changes in fair value of policy liabilities and policy account balances with earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in fair value of reinsurance contracts. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances was ¥1,254,483 million as of March 31, 2015. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for the fiscal year ended March 31, 2015, see Note 23 “Life Insurance Operations.”

Changes in economic conditions or valuation methodologies may require the transfer of assets and liabilities from one fair value level to another. In such instances, the Company and its subsidiaries recognize the transfer at the beginning of quarter during which the transfers occur. The Company and its subsidiaries evaluate the significance of transfers between levels based upon size of the transfer relative to total assets, total liabilities or total earnings. For the fiscal years ended March 31, 2014 and 2015, there were no transfers between Level 1 and Level 2

The following table presents the reconciliation of financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during fiscal year 2013, 2014 and 2015:

	2013
	Millions of yen
	Balance at April 1, 2012	Gains or losses (realized/ unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)*5	Balance at March 31, 2013	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2013*1
		Included in earnings*1	Included in other comprehensive Income*2	Total
Available-for-sale securities	¥243,655	¥(9,225)	¥7,693	¥(1,532)	¥19,294	¥(10,564)	¥(113,875)	¥0	¥136,978	¥(9,783)
Corporate debt securities	2,912	(508)	908	400	3,942	(432)	(298)	0	6,524	(456)
Specified bonds issued by SPEs in Japan	139,152	(9,228)	(15)	(9,243)	5,419	(9)	(72,075)	0	63,244	(8,095)
CMBS and RMBS in the Americas	31,024	(1,215)	4,446	3,231	3,525	(2,396)	(11,046)	0	24,338	(1,450)
Other asset- backed securities	62,157	846	935	1,781	6,408	(5,329)	(30,456)	0	34,561	218
Other debt securities	8,410	880	1,419	2,299	0	(2,398)	0	0	8,311	0
Other securities	0	670	825	1,495	5,018	(713)	0	0	5,800	670
Investment funds	0	670	825	1,495	5,018	(713)	0	0	5,800	670
Derivative assets and liabilities (net)	5,293	(3,194)	0	(3,194)	0	0	0	0	2,099	(3,194)
Options held/written, caps held and other	5,293	(3,194)	0	(3,194)	0	0	0	0	2,099	(3,194)

	2014
	Millions of yen
	Balance at April 1, 2013	Gains or losses (realized/ unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)*5	Balance at March 31, 2014	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2014*1
		Included in earnings*1	Included in other comprehensive Income*2	Total
Available-for-sale securities	¥136,978	¥4,364	¥4,056	¥8,420	¥56,202	¥(13,817)	¥(103,782)	¥0	¥84,001	¥180
Corporate debt securities	6,524	416	(356)	60	0	(1,325)	(4,598)	0	661	0
Specified bonds issued by SPEs in Japan	63,244	327	839	1,166	0	(36)	(57,602)	0	6,772	5
CMBS and RMBS in the Americas	24,338	2,388	963	3,351	14,295	(11,067)	(13,084)	0	17,833	(152)
Other asset- backed securities	34,561	1,233	371	1,604	40,907	(1,389)	(28,498)	0	47,185	327
Other debt securities	8,311	0	2,239	2,239	1,000	0	0	0	11,550	0
Other securities	5,800	1,767	584	2,351	2,013	(3,824)	(23)	0	6,317	1,767
Investment funds	5,800	1,767	584	2,351	2,013	(3,824)	(23)	0	6,317	1,767
Derivative assets and liabilities (net)	2,099	2,987	0	2,987	0	0	(2,600)	0	2,486	2,987
Options held/written and other	2,099	2,987	0	2,987	0	0	(2,600)	0	2,486	2,987
Accounts payable	0	2,343	0	2,343	5,176	0	0	0	2,833	2,343
Contingent consideration	0	2,343	0	2,343	5,176	0	0	0	2,833	2,343

	2015
	Millions of yen
	Balance at April 1, 2014	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)*5	Balance at March 31, 2015	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2015*1
		Included in earnings*1	Included in other comprehensive income*2	Total
Available-for-sale securities	¥84,001	¥2,101	¥6,653	¥8,754	¥65,964	¥(18,222)	¥(23,796)	¥(19,650)	¥97,051	¥(1,745)
Corporate debt securities	661	73	(24)	49	0	(210)	(500)	0	0	0
Specified bonds issued by SPEs in Japan	6,772	5	101	106	1,700	0	(1,298)	0	7,280	5
CMBS and RMBS in the Americas	17,833	60	3,724	3,784	29,372	(3,446)	(4,447)	(20,438)	22,658	(395)
Other asset-backed securities	47,185	(1,334)	4,428	3,094	34,892	(3,368)	(17,551)	0	64,252	(1,355)
Other debt securities	11,550	3,297	(1,649)	1,648	0	(11,198)	0	0	2,000	0
Equity securities	0	0	73	73	0	0	0	788	861	0
Other securities	6,317	1,290	1,142	2,432	6,180	(4,870)	(1,336)	0	8,723	1,290
Investment funds	6,317	1,290	1,142	2,432	6,180	(4,870)	(1,336)	0	8,723	1,290
Derivative assets and liabilities (net)	2,486	(13,838)	0	(13,838)	28,536	0	(5,314)	0	11,870	(13,838)
Options held/written and other	2,486	(13,838)	0	(13,838)	28,536	0	(5,314)	0	11,870	(13,838)
Other assets	0	(36,072)	0	(36,072)	72,654	0	(544)	0	36,038	(36,072)
Reinsurance recoverables*6	0	(36,072)	0	(36,072)	72,654	0	(544)	0	36,038	(36,072)
Accounts payable	2,833	(12,203)	0	(12,203)	0	0	(9,503)	0	5,533	(12,203)
Contingent consideration	2,833	(12,203)	0	(12,203)	0	0	(9,503)	0	5,533	(12,203)
Policy Liabilities and Policy Account Balances	0	(100,702)	0	(100,702)	1,765,444	0	(611,663)	0	1,254,483	(100,702)
Variable annuity and variable life insurance contracts*7	0	(100,702)	0	(100,702)	1,765,444	0	(611,663)	0	1,254,483	(100,702)

*1	Principally, gains and losses from available-for-sale securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; other securities are included in “Gains on investment securities and dividends” and derivative assets and liabilities (net) are included in “Other (income) and expense, net” and gains from accounts payable are included in “Other (income) and expense, net”, respectively. Also, for available-for-sale securities, amortization of interest recognized in finance revenues is included in these columns.
*2	Unrealized gains and losses from available-for-sale securities are included in “Net change of unrealized gains (losses) on investment in securities.”
*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4	Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included. For the information of decrease in accounts payable, see Note 3 (“Acquisitions”).
*5	The amount reported in “Transfers in and/or out of Level 3 (net)” is the fair value at the beginning of quarter during which the transfers occur.
*6	“Included in earnings” in the above table includes changes in the fair value of reinsurance recoverables recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”
*7	“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

There were no transfers in or out of Level 3 in fiscal 2013 and 2014.

In fiscal 2015, CMBS in the Americas totaling ¥20,438 million were transferred from Level 3 to Level 2, since the inputs such as trading price and/or bid price became observable due to the market returning to active and the bonds invested being more liquid with actual observable trades of the similar financial instruments and/or active dealer bids. In addition equity securities totaling ¥788 million were transferred from Level 2 to Level 3, since the inputs became unobservable.

The following table presents recorded amounts of assets measured at fair value on a nonrecurring basis as of March 31, 2014 and 2015. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:

	March 31, 2014
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥39,866	¥0	¥0	¥39,866
Investment in operating leases and property under facility operations	60,665	0	0	60,665
Land and buildings undeveloped or under construction	18,237	0	0	18,237

	¥118,768	¥0	¥0	¥118,768

	March 31, 2015
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥21,537	¥0	¥0	¥21,537
Investment in operating leases and property under facility operations	67,500	0	0	67,500
Land and buildings undeveloped or under construction	8,084	0	0	8,084
Certain investment in affiliates	1,220	0	0	1,220
Goodwill	2,435	0	0	2,435

	¥100,776	¥0	¥0	¥100,776

The following is a description of the valuation process and the main valuation methodologies used for assets and liabilities measured at fair value:

Valuation process

The Company and its subsidiaries determine fair value of Level 3 assets and liabilities by using valuation techniques, such as internally developed models, or using third-party pricing information. Internally developed models include the discounted cash flow methodologies and direct capitalization methodologies. To measure the fair value of the assets and liabilities, the Company and its subsidiaries select the valuation technique which best reflects the nature, characteristics and risks of each asset and liability. The appropriateness of valuation methods and unobservable inputs is verified when measuring fair values of the assets and liabilities by using internally developed models. The Company and its subsidiaries also use third-party pricing information to measure the fair value of certain assets and liabilities. In that case, the Company and its subsidiaries verify the appropriateness of the prices by monitoring available information about the assets and liabilities, such as current conditions of the assets or liabilities, as well as surrounding market information. When these prices are determined to be able to reflect the nature, characteristics and risks of assets and liabilities reasonably, the Company and its subsidiaries use these prices as fair value of the assets and liabilities.

Loans held for sale

Certain loans, which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held-for-sale. The loans held for sale in the Americas are classified as Level 2, because the Company and its subsidiaries measure their fair value based on a market approach using inputs other than quoted prices that are observable for the assets such as treasury rate, swap rate and market spread.

Real estate collateral-dependent loans

The valuation allowance for large balance non-homogeneous loans is individually evaluated based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. According to ASC 820 (“Fair Value Measurement”), measurement for impaired loans determined using a present value technique is not considered a fair value measurement. However, measurement for impaired loans determined using the loan’s observable market price or the fair value of the collateral securing the collateral-dependent loans are fair value measurements and are subject to the disclosure requirements for nonrecurring fair value measurements.

The Company and its subsidiaries determine the fair value of the real estate collateral of real estate collateral-dependent loans using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. The Company and its subsidiaries generally obtain a new appraisal once a fiscal year. In addition, the Company and its subsidiaries periodically monitor circumstances of the real estate collateral and then obtain a new appraisal in situations involving a significant change in economic and/or physical conditions, which may materially affect the fair value of the collateral. Real estate collateral-dependent loans whose fair values are estimated using appraisals of the underlying collateral based on these valuation techniques are classified as Level 3 because such appraisals involve unobservable inputs. These unobservable inputs contain discount rates and cap rates as well as future cash flows estimated to be generated from real estate collateral. An increase (decrease) in the discount rate or cap rate and a decrease (increase) in the estimated future cash flows would result in a decrease (increase) in the fair value of real estate collateral-dependent loans.

Investment in operating leases and property under facility operations and land and buildings undeveloped or under construction

Investment in operating leases measured at fair value is mostly real estate. The Company and its subsidiaries determine the fair value of investment in operating leases and property under facility operations and land and buildings undeveloped or under construction using appraisals prepared by independent third party appraisers or the Company’s own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flow methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. The Company and its subsidiaries classified the assets as Level 3 because such appraisals involve unobservable inputs. These unobservable inputs contain discount rates as well as future cash flows estimated to be generated from the assets or projects. An increase (decrease) in the discount rate and a decrease (increase) in the estimated future cash flows would result in a decrease (increase) in the fair value of investment in operating leases and property under facility operations and Land and buildings undeveloped or under construction.

Trading securities, available-for-sale securities and investment in affiliates

If active market prices are available, fair value measurement is based on quoted active market prices and, accordingly, these securities are classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1, such as prices for similar assets and accordingly these securities are classified as Level 2. If market prices are not available and there are no observable inputs, then fair value is estimated by using valuation models including discounted cash flow methodologies, commonly used option-pricing models and broker quotes. Such securities are classified as Level 3, as the valuation models and broker quotes are based on inputs that are unobservable in the market. If fair value is based on broker quotes, the Company and its subsidiaries check the validity of received prices based on comparison to prices of other similar assets and market data such as relevant bench mark indices.

The Company and its subsidiaries classified CMBS and RMBS in the Americas and other asset-backed securities as level 2 if the inputs such as trading price and/or bid price are observable. The Company and its subsidiaries classified CMBS and RMBS in the Americas and other asset-backed securities as level 3 if the company and subsidiaries evaluate the fair value based on the unobservable inputs. In determining whether the inputs are observable or unobservable, the Company and its subsidiaries evaluate various factors such as the lack of recent transactions, price quotations that are not based on current information or vary substantially over time or among market makers, a significant increase in implied risk premium, a wide bid-ask spread, significant decline in new issuances, little or no public information (e.g. a principal-to-principal market) and other factors. With respect to certain CMBS and RMBS in the Americas and other asset-backed securities, the Company and its subsidiaries judged that there has been increased overall trading activity, and the Company and its subsidiaries classified these securities as level 2 for those securities that were measured at fair value based on the observable inputs such as trading price and/or bit price. But for those securities that lacked observable trades because they are older vintage or below investment grade securities, the Company and its subsidiaries limit the reliance on independent pricing service vendors and brokers. As a result, the Company and its subsidiaries established internally developed pricing models using valuation techniques such as discounted cash flow model using level 3 inputs in order to estimate fair value of these securities and classified them as Level 3. Under the models, the Company and its subsidiaries use anticipated cash flows of the security discounted at a risk-adjusted discount rate that incorporates our estimate of credit risk and liquidity risk that a market participant would consider. The cash flows are estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security. An increase (decrease) in the discount rate or default rate would result in a decrease (increase) in the fair value of CMBS and RMBS in the Americas and other asset-backed securities.

The Company and its subsidiaries classified the specified bonds as Level 3 because the Company and its subsidiaries measure their fair value using unobservable inputs. Since the specified bonds are not trade in an open market, no relevant observable market data is available. Accordingly the Company and its subsidiaries use discounted cash flow methodologies that incorporates significant unobservable inputs to measure their fair value. When evaluating the specified bonds issued by SPEs in Japan, the Company and its subsidiaries estimate the fair value by discounting future cash flows using a discount rate based on market interest rates and a risk premium. The future cash flows for the specified bonds issued by the SPEs in Japan are estimated based on contractual principal and interest repayment schedules on each of the specified bonds issued by the SPEs in Japan. Since the discount rate is not observable for the specified bonds, the Company and its subsidiaries use an internally developed model to estimate a risk premium considering the value of the real estate collateral (which also involves unobservable inputs in many cases when using valuation techniques such as discounted cash flow methodologies) and the seniority of the bonds. Under the model, the Company and its subsidiaries consider the loan-to-value ratio and other relevant available information to reflect both the credit risk and the liquidity risk in our own estimate of the risk premium. Generally, the higher the loan-to-value ratio, the larger the risk premium the Company and its subsidiaries estimate under the model. The fair value of the specified bonds issued by SPEs in Japan rises when the fair value of the collateral real estate rises and the discount rate declines. The fair value of the specified bonds issued by SPEs in Japan declines when the fair value of the collateral real estate declines and the discount rate rises.

Investment funds

Certain subsidiaries elected the fair value option for investments in some funds. These investment funds for which the fair value option is elected are classified as Level 3, because the subsidiaries measure their fair value using discounting to net asset value based on inputs that are unobservable in the market.

Derivatives

For exchange-traded derivatives, fair value is based on quoted market prices, and accordingly, classified as Level 1. For non-exchange traded derivatives, fair value is based on commonly used models and discounted cash flow methodologies. If the inputs used for these measurements including yield curves and volatilities, are observable, the Company and its subsidiaries classify it as Level 2. If the inputs are not observable, the Company and its subsidiaries classify it as Level 3. These unobservable inputs contain discount rates. An increase (decrease) in the discount rate would result in a decrease (increase) in the fair value of derivatives.

Reinsurance recoverables

Certain subsidiaries of the Company have elected the fair value option for certain reinsurance contracts related to variable annuity and variable life insurance contracts to partially offset the changes in fair value recognized in earnings of the policy liabilities and policy account balances attributable to the changes in the minimum guarantee risks of the variable annuity and variable life insurance contracts. These reinsurance contracts for which the fair value option is elected are classified as Level 3 because the subsidiaries measure their fair value using discounted cash flow methodologies based on inputs that are unobservable in the market.

Contingent consideration

The Company will be required to pay certain contingent consideration described in Note 3 (Acquisitions) depending on the future performance of a certain asset management business of the acquired subsidiary, and the Company recognizes a liability for the contingent consideration at its estimated fair value. The fair value of the contingent consideration is classified as Level 3 because the Company measures its fair value using a Monte Carlo model based on inputs that are unobservable in the market.

Variable annuity and variable life insurance contracts

A subsidiary of the Company has elected the fair value option for the entire variable annuity and variable life insurance contracts held by a subsidiary acquired during the three months period ended in September 30, 2014 in order to match earnings recognized for changes in fair value of policy liabilities and policy account balances with the earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and changes in fair value of reinsurance contracts. The changes in fair value of the variable annuity and variable life insurance contracts are linked to the fair value of the investment in securities managed on behalf of variable annuity and variable life policyholders. These securities consist mainly of equity securities traded in the market and are categorized as trading securities. In addition, variable annuity and variable life insurance contracts are exposed to the minimum guarantee risk, and the subsidiary adjusts the fair value of the underlying investments by incorporating changes in fair value of the minimum guarantee risk in the evaluation of the fair value of the entire variable annuity and variable life insurance contracts. The variable annuity and variable life insurance contracts for which the fair value option is elected are classified as Level 3 because the subsidiary measures the fair value using discounted cash flow methodologies based on inputs that are unobservable in the market.

Goodwill

For the information about the valuation process and the valuation methodologies, see Note 13 “Goodwill and Other intangible assets”.

Information about Level 3 Fair Value Measurements

The following table provides information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets or liabilities measured at fair value on a recurring basis as of March 31, 2014 and 2015.

	March 31, 2014
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Available-for-sale securities
Corporate debt securities	¥661	Appraisals/Broker quotes	—	—

Specified bonds issued by SPEs in Japan	3,627	Discounted cash flows	Discount rate	1.0% – 11.1%
				(4.5%)

	3,145	Appraisals/Broker quotes	—	—

CMBS and RMBS in the Americas	17,833	Discounted cash flows	Discount rate	10.8% – 38.0%
				(19.2%)

			Probability of default	0.0% – 18.1%
				(0.4%)

Other asset-backed securities	5,158	Discounted cash flows	Discount rate	4.1% – 28.1%
				(10.4%)

			Probability of default	0.9% – 1.5%
				(1.4%)
	42,027	Appraisals/Broker quotes	—	—

Other debt securities	11,550	Discounted cash flows	Discount rate	12.0%
				(12.0%)

Other securities
Investment funds	6,317	Internal cash flows	Discount rate	15.0% – 32.0%
				(20.1%)
Derivative assets
Options written and other	2,486	Discounted cash flows	Discount rate	10.0% – 15.0%
				(11.5%)

Total	¥92,804

Liabilities:
Accounts payable
Contingent consideration	¥2,833	Monte Carlo simulation	Discount rate	16.0%
				(16.0%)

Total	¥2,833

	March 31, 2015
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Available-for-sale securities
Specified bonds issued by SPEs in Japan	¥2,543	Discounted cash flows	Discount rate	0.9% – 3.6%
				(2.2%)
	4,737	Appraisals/Broker quotes	—	—
CMBS and RMBS in the Americas	22,658	Discounted cash flows	Discount rate	13.6% – 32.4%
				(18.2%)
			Probability of default	0.0% – 22.0%
				(7.2%)
Other asset-backed securities	7,583	Discounted cash flows	Discount rate	1.2% – 32.4%
				(13.2%)
			Probability of default	0.8% – 1.3%
				(1.0%)
	56,669	Appraisals/Broker quotes	—	—

Other debt securities	2,000	Appraisals	—	—

Equity securities	861	Discounted cash flows	Discount rate	6.2%
				(6.2%)
Other securities
Investment funds	8,723	Internal cash flows	Discount rate	12.0% – 28.0%
				(15.8%)
Derivative assets
Options held/written and other	7,982	Discounted cash flows	Discount rate	10.0% – 15.0%
				(11.8%)
	3,888	Appraisals/Broker quotes	—	—
Other assets
Reinsurance recoverables	36,038	Discounted cash flows	Discount rate	(0.1)% – 0.8%
				(0.2%)
			Mortality rate	0.0% – 100.0%
				(1.3%)
			Lapse rate	1.5% – 54.0%
				(20.8%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(100.0%)

Total	¥153,682

Liabilities:
Accounts payable
Contingent consideration	¥5,533	Monte Carlo simulation	Discount rate	13.9%
				(13.9%)
Policy liabilities and Policy Account Balances
Valuable annuity and variable life insurance contracts	1,254,483	Discounted cash flows	Discount rate	(0.1)% – 0.8%
				(0.2%)
			Mortality rate	0.0% – 100.0%
				(1.3%)
			Lapse rate	1.5% – 54.0%
				(20.8%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(100.0%)

Total	¥1,260,016

The following table provides information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis as of March 31, 2014 and 2015.

	March 31, 2014
	Millions of yen	Valuation Technique(s)	Significant Unobservable Inputs	Range (Weighted Average)
	Fair Value
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥39,866	Discounted cash flows	Discount rate	5.3% – 19.0%
				(10.2%)
		Direct capitalization	Capitalization rate	5.6% – 19.0%
				(10.3%)
Investment in operating leases and property under facility operations	60,665	Discounted cash flows	Discount rate	5.2% – 11.0%
				(5.6%)
Land and buildings undeveloped or under construction	18,237	Discounted cash flows	Discount rate	3.9% – 9.9%
				(7.1%)

	¥118,768

	March 31, 2015
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥21,537	Discounted cash flows	Discount rate	5.8% – 12.0%
				(9.5%)
		Direct capitalization	Capitalization rate	5.5% – 16.5%
				(10.4%)
Investment in operating leases and property under facility operations	25,732	Discounted cash flows	Discount rate	4.1% – 15.0%
				(5.1%)
	41,768	Appraisals	—	—
Land and buildings undeveloped or under construction	8,084	Discounted cash flows	Discount rate	5.3% – 10.1%
				(9.2%)

Certain investment in affiliates	1,220	Discounted cash flows	Discount rate	9.8%
				(9.8%)
Goodwill	2,435	Discounted cash flows	—	—
		Business enterprise value multiples	—	—

	¥100,776

The Company and its subsidiaries generally use discounted cash flow methodologies or similar internally developed models to determine the fair value of Level 3 assets and liabilities. Use of these techniques requires determination of relevant inputs and assumptions, some of which represent significant unobservable inputs as indicated in the preceding table. Accordingly, changes in these unobservable inputs may have a significant impact on the fair value.

Certain of these unobservable inputs will (in isolation) have a directionally consistent impact on the fair value of the asset or liability for a given change in that input. Alternatively, the fair value of the asset or liability may move in an opposite direction for a given change in another input. Where multiple inputs are used within the valuation technique of an asset or liability, a change in one input in a certain direction may be offset by an opposite change in another input having a potentially muted impact to the overall fair value of that particular asset or liability. Additionally, a change in one unobservable input may result in a change to another unobservable input (that is, changes in certain inputs are interrelated to one another), which may counteract or magnify the fair value impact.

For more analysis of the sensitivity of each input, see the description of the valuation process and the main valuation methodologies used for assets and liabilities measured at fair value.